Expense Example, No Redemption - FT Vest Autocallable Barrier & High Income ETF - FT Vest Autocallable Barrier & High Income ETF	Apr. 09, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 77
Expense Example, No Redemption, 3 Years	$ 240